Goodwill (Details) - COP ($) $ in Billions	Jun. 30, 2026	Dec. 31, 2025
Goodwill
Goodwill	$ 4,671	$ 4,832
Cost
Goodwill
Goodwill	4,968	5,129
Interconexion Electrica S.A. E.S.P. | Cost
Goodwill
Goodwill	3,059	3,220
Oleoducto Central S.A. | Cost
Goodwill
Goodwill	683	683
Hocol Petroleum Ltd | Cost
Goodwill
Goodwill	538	538
Hocol Petroleum Ltd | Accumulated impairment
Goodwill
Goodwill	(297)	(297)
Invercolsa S.A. | Cost
Goodwill
Goodwill	434	434
Andean Chemical Limited | Cost
Goodwill
Goodwill	128	128
Esenttia S.A. | Cost
Goodwill
Goodwill	108	108
Parque Solar Portn del Sol S.A.S y Energuana S.A.S. | Cost
Goodwill
Goodwill	$ 18	$ 18